Related Party Transactions - Promissory Note, Related Party Loans and Administrative Support Agreement (Details) - USD ($)																						3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2024	Jun. 02, 2024	May 02, 2024	Apr. 02, 2024	Feb. 27, 2024	Feb. 08, 2024	Feb. 02, 2024	Jan. 02, 2024	Dec. 02, 2023	Nov. 02, 2023	Oct. 02, 2023	Sep. 05, 2023	Sep. 02, 2023	Aug. 02, 2023	Jul. 06, 2023	Jul. 02, 2023	Jun. 02, 2023	Apr. 18, 2023	Feb. 28, 2023	Feb. 08, 2023	Mar. 02, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jul. 31, 2024	Jul. 30, 2024	Jun. 28, 2024	Feb. 13, 2024	Feb. 09, 2024	Sep. 27, 2023	Nov. 07, 2022
Related Party Loans
Convertible notes payables, current																										$ 36,430,000
Common stock par value																										$ 0.001		$ 0.0001		$ 0.001
CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Due to related party																						$ 0		$ 0		$ 210,000	$ 90,000
Other Liability, Current, Related Party, Type [Extensible Enumeration]																						Related Party [Member]		Related Party [Member]		Related Party [Member]	Related Party [Member]
Convertible notes payables, current																						$ 3,616,000		$ 3,616,000		$ 2,175,000	$ 120,000
Notes Payable, Current, Related Party, Type [Extensible Enumeration]																						Related Party [Member]		Related Party [Member]		Related Party [Member]	Related Party [Member]
Common stock par value																																$ 0.01
Period of time for an extension to consummate business combination		1 month	1 month	1 month	1 month														1 month
Administrative Support Agreement
General and administrative expenses																						$ 252,199	$ 78,851	$ 863,939	$ 1,047,448	$ 4,752,272	$ 1,009,074
Class A ordinary shares
Related Party Loans
Common stock par value																													$ 0.0001
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Common stock par value																						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Second convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Convertible notes payables, current																						$ 1,585,000		$ 1,585,000		$ 1,585,000	$ 0
Loan for an aggregate deposit												$ 165,000	$ 560,000	$ 140,000	$ 140,000		$ 140,000	$ 400,000
Additional amount drawn																				$ 11,000
Principal amount																				1,680,000
Period of time for an extension to consummate business combination							1 month	1 month	1 month	1 month	1 month		1 month	1 month		1 month	1 month
Second convertible promissory note | Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Loan for an aggregate deposit																			$ 1,380,000
Principal amount													$ 1,680,000																			$ 1,680,000
Third convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Loan for an aggregate deposit							$ 900,000		$ 420,000															900,000		470,000
Additional amount drawn									$ 50,000
Principal amount																																		$ 900,000
Period of time for an extension to consummate business combination									1 month	1 month	1 month
Fourth convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Loan for an aggregate deposit	$ 111,000	$ 111,000	$ 111,000																					540,000
Additional amount drawn		$ 74,000																		$ 53,000
Principal amount	$ 1,000,000
PIPE Investor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Loan for an aggregate deposit																										161,000
PIPE Investor | Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Loan for an aggregate deposit					$ 1,221,000														$ 1,680,000
PIPE Investor | Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Common stock par value																																			$ 0.0001
Period of time for an extension to consummate business combination					1 month
PIPE Investor | Promissory Note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Aggregate loan amount																					$ 300,000
Loan for an aggregate deposit																					$ 161,000
PIPE Investor | First convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Convertible notes payables, current																						120,000		120,000		120,000	120,000
PIPE Investor | Second convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Convertible notes payables, current																						1,585,000		1,585,000		1,585,000
PIPE Investor | Third convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Convertible notes payables, current																						900,000		900,000		470,000
PIPE Investor | Fourth convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Loan for an aggregate deposit						$ 1,000,000
Conversion price (in dollars per share)																																	$ 10.00
PIPE Investor | Working capital loan | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Conversion price (in dollars per share)																																			$ 10.00
Principal amount																																			$ 120,000
Borrowings																															$ 150,000
PIPE Investor | Working capital loan | Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Conversion price (in dollars per share)																															$ 10.00
Common stock par value																															$ 0.0001
PIPE Investor | Administrative Support Agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Due to related party																										210,000	90,000
Administrative Support Agreement
Monthly fee																								10,000		10,000
General and administrative expenses																						$ 0	$ 30,000	30,000	$ 60,000	120,000	120,000
Sponsor affiliate of sponsor or certain company officers and directors | Working capital loan | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Conversion value																								$ 1,500,000		$ 1,500,000
Conversion price (in dollars per share)																						$ 10.00		$ 10.00		$ 10.00
Convertible promissory note																						$ 0		$ 0		$ 0	$ 0